                                                    PROSPECTUS DECEMBER 29, 2000
                                                         (REVISED JUNE 19, 2001)

JPMORGAN FUNDS
OFFERED THROUGH WARNER ASSET
MANAGEMENT, INC.

Premier Shares

100% U.S. Treasury Securities Money Market Fund

Treasury Plus Money Market Fund

Federal Money Market Fund II

U.S. Government Money Market Fund

Prime Money Market Fund II

Tax Free Money Market Fund

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of securities of any of the Funds or determined if this prospectus is accurate or complete. It is a crime to indicate otherwise.


[JPMORGAN FLEMING LOGO]
Asset Management

100% U.S. Treasury Securities
Money Market Fund ..........................          1

Treasury Plus Money Market Fund ............          4

Federal Money Market Fund II ...............          7

U.S. Government Money Market Fund ..........         10

Prime Money Market Fund II .................         13

Tax Free Money Market Fund .................         17

The Fund's Investment Adviser ..............         21

How Your Account Works .....................         22

Buying Fund Shares .........................         22

Selling Fund Shares ........................         23

Distribution Arrangements ..................         23

Other Information Concerning the Funds .....         24

Distributions and Taxes ....................         25

Shareholder Services .......................         26

What the Terms Mean ........................         27

Financial Highlights .......................         28

How To Reach Us ............................ Back cover

JPMORGAN                                      100% U.S. TREASURY SECURITIES
                                              MONEY MARKET FUND

THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund invests solely in direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes. These investments carry different interest rates, maturities and issue dates.

The Fund does not buy securities issued or guaranteed by agencies of the U.S. government and it does not enter into repurchase agreements. The dollar weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those investments which have remaining maturities of 397 days or less.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's advisers.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and market sectors.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.

THE MAIN INVESTMENT RISKS
The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

[SIDENOTE]
INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE 100% U.S. TREASURY SECURITIES MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SECURITIES IN THE FUND'S PORTFOLIO MAY NOT EARN AS HIGH A CURRENT INCOME AS LONGER TERM OR LOWER-QUALITY SECURITIES.

            JPMORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND

THE FUND'S PAST PERFORMANCE
This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and since inception.

The performance for the period before Premier Class Shares were launched in June 1996 is based upon the performance for the Vista Class Shares of the Fund.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

Past performance does not predict how this Fund will perform in the future. The bars for 1992, 1993, 1994, 1995, and 1996 are based upon the performance for the Vista Class Shares of the Fund.

[CHART]

YEAR-BY-YEAR RETURNS
1992     3.35%
1993     2.60%
1994     3.50%
1995     5.17%
1996     4.75%
1997     4.95%
1998     4.93%
1999     4.36%
2000     5.60%

PERFORMANCE FROM 1/1/01 - 3/31/01: 1.28%
--------------------------------------------
BEST QUARTER                 1.32%
--------------------------------------------
                 2nd quarter, 1995
--------------------------------------------
WORST QUARTER                0.63%
--------------------------------------------
                 2nd quarter, 1993

AVERAGE ANNUAL TOTAL RETURNS
For the periods ending December 31, 2000
                                                                  SINCE
                                                                  INCEPTION
                                       PAST 1 YR.    PAST 5 YRS. (11/30/91)
--------------------------------------------------------------------------------
 PREMIER SHARES                          5.60%        4.96%         4.36%
--------------------------------------------------------------------------------

            JPMORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND

FEES AND EXPENSES
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):
--------------------------------------------------------------------------------
 NONE
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*
--------------------------------------------------------------------------------
                                                              TOTAL ANNUAL
                       MANAGEMENT    DISTRIBUTION  OTHER      FUND OPERATING
 CLASS OF SHARES       FEES          (12B-1) FEES  EXPENSES   EXPENSES
--------------------------------------------------------------------------------
 PREMIER SHARES        0.10%         NONE          0.42%#     0.52%#
--------------------------------------------------------------------------------

* THE TABLE IS BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR. # RESTATED FROM THE MOST RECENT FISCAL YEAR TO REFLECT CURRENT EXPENSE ARRANGEMENTS.

The actual Other Expenses are expected to be 0.38% and Total Annual Fund Operating Expenses are not expected to exceed 0.48%. That is because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may terminate this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000

- you sell all your shares at the end of the period

- your investment has a 5% return each year

- you reinvested all your dividends, and

- the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                1 YR.      3 YRS.      5 YRS.      10 YRS.
--------------------------------------------------------------------------------
 PREMIER SHARES                 $53        $167        $291        $653
--------------------------------------------------------------------------------

                    JPMORGAN TREASURY PLUS MONEY MARKET FUND

THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund invests at least 65% of its assets in direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes, and repurchase agreements collateralized by these investments. These debt securities carry different interest rates, maturities and issue dates.

The Fund also seeks to enhance its performance by investing in repurchase agreements, using debt securities guaranteed by the U.S. Treasury as collateral.

The dollar weighted average maturity of the Fund will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's advisers.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.

THE MAIN INVESTMENT RISKS
The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

[SIDENOTE]
INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE TREASURY PLUS MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SECURITIES IN THE FUND'S PORTFOLIO MAY NOT EARN AS HIGH A CURRENT INCOME AS LONGER TERM OR LOWER-QUALITY SECURITIES.

JPMORGAN TREASURY PLUS MONEY MARKET FUND

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and since inception.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

Past performance does not predict how this Fund will perform in the future.

[CHART]

YEAR-BY-YEAR RETURNS
           1995          5.43%
           1996          4.90%
           1997          5.09%
           1998          5.04%
           1999          4.59%
           2000          5.90%

PERFORMANCE FROM 1/1/01 - 3/31/01: 1.26%
--------------------------------------------
BEST QUARTER                 1.36%
--------------------------------------------
                 2nd quarter, 1995
--------------------------------------------
WORST QUARTER                1.05%
--------------------------------------------
                 1st quarter, 1999

AVERAGE ANNUAL TOTAL RETURNS
For the periods ending December 31, 2000

                                                                  SINCE
                                                                  INCEPTION
                                       PAST 1 YR.   PAST 5 YRS.   (4/20/94)
--------------------------------------------------------------------------------
 PREMIER SHARES                          5.90%        5.10%         5.06%
--------------------------------------------------------------------------------

JPMORGAN TREASURY PLUS MONEY MARKET FUND

FEES AND EXPENSES
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):
--------------------------------------------------------------------------------
 NONE
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                              TOTAL ANNUAL
                   MANAGEMENT    DISTRIBUTION    OTHER        FUND OPERATING
 CLASS OF SHARES   FEES          (12B-1) FEES    EXPENSES     EXPENSES
--------------------------------------------------------------------------------
 PREMIER SHARES    0.10%         NONE            0.41%        0.51%
--------------------------------------------------------------------------------

* THE TABLE IS BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.

The actual Other Expenses are expected to be 0.35% and Total Annual Fund Operating Expenses are not expected to exceed 0.45%. That is because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may terminate this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000

- you sell all your shares at the end of the period

- your investment has a 5% return each year

- you reinvested all your dividends, and

- the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                1 YR.      3 YRS.      5 YRS.      10 YRS.
--------------------------------------------------------------------------------
 PREMIER SHARES                 $52        $164        $285        $640
--------------------------------------------------------------------------------

JPMORGAN FEDERAL MONEY MARKET FUND II

THE FUND'S OBJECTIVE

The Fund aims to provide current income while still preserving capital and maintaining liquidity.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund invests primarily in:

- direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes, and

- debt securities that certain U.S. government agencies or authorities have either issued or guaranteed as to principal and interest.

The Fund does not enter into repurchase agreements. The dollar weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's advisers.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.

THE MAIN INVESTMENT RISKS
The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

[SIDENOTE]
INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FEDERAL MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SECURITIES IN THE FUND'S PORTFOLIO MAY NOT EARN AS HIGH A CURRENT INCOME AS LONGER TERM OR LOWER-QUALITY SECURITIES.

JPMORGAN FEDERAL MONEY MARKET FUND II

THE FUND'S PAST PERFORMANCE
This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and since inception.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

Past performance does not predict how this Fund will perform in the future.

[CHART]

YEAR-BY-YEAR RETURNS
           1995          5.52%
           1996          5.02%
           1997          5.19%
           1998          5.08%
           1999          4.73%
           2000          5.90%

PERFORMANCE FROM 1/1/01 - 3/31/01: 1.31%
--------------------------------------------
BEST QUARTER                 1.38%
--------------------------------------------
                 2nd quarter, 1995
--------------------------------------------
WORST QUARTER                1.10%
--------------------------------------------
                 1st quarter, 1999

AVERAGE ANNUAL TOTAL RETURNS
For the periods ending December 31, 2000

                                                          SINCE
                                                          INCEPTION
                              PAST 1 YR.   PAST 5 YRS.    (4/20/94)
--------------------------------------------------------------------------------
 PREMIER SHARES                 5.90%        5.18%         5.16%
--------------------------------------------------------------------------------

JPMORGAN FEDERAL MONEY MARKET FUND II

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):
--------------------------------------------------------------------------------
 NONE
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                     TOTAL ANNUAL
                           MANAGEMENT    DISTRIBUTION    OTHER       FUND OPERATING
 CLASS OF SHARES           FEES          (12B-1) FEES    EXPENSES    EXPENSES
------------------------------------------------------------------------------------
 PREMIER SHARES            0.10%         NONE            0.38%#      0.48%#
------------------------------------------------------------------------------------

* THE TABLE IS BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR. # RESTATED FROM THE MOST RECENT FISCAL YEAR TO REFLECT CURRENT EXPENSE ARRANGEMENTS.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000

- you sell all your shares at the end of the period

- your investment has a 5% return each year

- you reinvested all your dividends, and

- the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                1 YR.      3 YRS.      5 YRS.      10 YRS.
--------------------------------------------------------------------------------
 PREMIER SHARES                 $49        $154        $269        $604
--------------------------------------------------------------------------------

JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND

THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund invests substantially all its assets in:

- debt securities issued or guaranteed by the U.S. Treasury or agencies or authorities of the U.S. Government, and

- repurchase agreements using these securities as collateral.

The dollar weighted average maturity of the Fund will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's advisers.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.

THE MAIN INVESTMENT RISKS
The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

[SIDENOTE]
INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE U.S. GOVERNMENT MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SECURITIES IN THE FUND'S PORTFOLIO MAY NOT EARN AS HIGH A CURRENT INCOME AS LONGER TERM OR LOWER-QUALITY SECURITIES.

JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

Past performance does not predict how this Fund will perform in the future.

[CHART]

YEAR-BY-YEAR RETURNS
           1990                   7.70%
           1991                   5.81%
           1992                   3.40%
           1993                   2.71%
           1994                   3.83%
           1995                   5.54%
           1996                   5.02%
           1997                   5.13%
           1998                   5.14%
           1999                   4.77%
           2000                   6.04%

PERFORMANCE FROM 1/1/01 - 3/31/01: 1.30%
--------------------------------------------------------------------------------
  BEST QUARTER               1.90%
--------------------------------------------------------------------------------
                 2nd quarter, 1990
                 3rd quarter, 1990
--------------------------------------------------------------------------------
  WORST QUARTER              0.66%
--------------------------------------------------------------------------------
                 2nd quarter, 1993

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDING DECEMBER 31, 2000
                                        PAST 1 YR.    PAST 5 YRS.   PAST 10 YRS.
--------------------------------------------------------------------------------
 PREMIER SHARES                         6.04%         5.22%         4.73%
--------------------------------------------------------------------------------

JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND

FEES AND EXPENSES
THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):
--------------------------------------------------------------------------------
 NONE
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)*

                                                                  TOTAL ANNUAL
                                                                  FUND
                          MANAGEMENT    DISTRIBUTION   OTHER      OPERATING
 CLASS OF SHARES          FEES          (12B-1) FEES   EXPENSES   EXPENSES
--------------------------------------------------------------------------------
 PREMIER SHARES           0.10%          0.10%         0.38%       0.58%
--------------------------------------------------------------------------------

* THE TABLE IS BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.

The actual Distribution Fees are expected to be 0.06%, the actual Other Expenses are expected to be 0.29%, and Total Annual Fund Operating Expenses are not expected to exceed 0.45%. That is because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may terminate this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000

- you sell all your shares at the end of the period

- your investment has a 5% return each year

- you reinvested all your dividends, and

- the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                1 YR.      3 YRS.      5 YRS.      10 YRS.
--------------------------------------------------------------------------------
 PREMIER SHARES                 $59        $186        $324        $726
--------------------------------------------------------------------------------

JPMORGAN PRIME MONEY MARKET FUND II

THE FUND'S OBJECTIVE

THE FUND AIMS TO PROVIDE THE HIGHEST POSSIBLE LEVEL OF CURRENT INCOME WHILE STILL MAINTAINING LIQUIDITY AND PRESERVING CAPITAL.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars.

The Fund principally invests in:

- high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

- debt securities issued or guaranteed by qualified banks. These are:

- U.S. banks with more than $1 billion in total assets, and foreign branches of these banks

- foreign banks with the equivalent of more than $10 billion in total assets and which have branches or agencies in the U.S.

- other U.S. or foreign commercial banks which the Fund's advisers judge to have comparable credit standing

- securities issued or guaranteed by the U.S. Government, its agencies or authorities

- asset-backed securities

- repurchase agreements

The dollar weighted average maturity of the Fund will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund may invest any portion of its assets in debt securities issued or guaranteed by U.S. banks and their foreign branches. These include certificates of deposit, time deposits and bankers' acceptances.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's advisers.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.

JPMORGAN PRIME MONEY MARKET FUND II

THE MAIN INVESTMENT RISKS

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

The Fund's ability to concentrate its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and can't repay their loans.

Investments in foreign banks and other foreign issuers may be riskier than investments in the United States. That could be, in part, because of difficulty converting investments into cash, political and economic instability, the imposition of government controls, or regulations that don't match U.S. standards.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

[SIDENOTE]
INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PRIME MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SECURITIES IN THE FUND'S PORTFOLIO MAY NOT EARN AS HIGH A CURRENT INCOME AS LONGER TERM OR LOWER-QUALITY SECURITIES.

JPMORGAN PRIME MONEY MARKET FUND II

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and since inception.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

Past performance does not predict how this Fund will perform in the future.

[CHART]

YEAR-BY-YEAR RETURNS
           1994          4.10%
           1995          5.66%
           1996          5.20%
           1997          5.37%
           1998          5.32%
           1999          4.97%
           2000          6.18%

PERFORMANCE FROM 1/1/01 - 3/31/01: 1.37%

--------------------------------------------
  BEST QUARTER               1.41%
--------------------------------------------
                 2nd quarter, 1995
--------------------------------------------
  WORST QUARTER              0.75%
--------------------------------------------
                 1st quarter, 1994

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDING DECEMBER 31, 2000
                                                                  SINCE
                                                                  INCEPTION
                                      PAST 1 YR.    PAST 5 YRS.   (11/15/93)
--------------------------------------------------------------------------------
 PREMIER SHARES                       6.18%         5.41%          5.20%
--------------------------------------------------------------------------------

JPMORGAN PRIME MONEY MARKET FUND II

FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):
--------------------------------------------------------------------------------
 NONE
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)*

                                                                   TOTAL ANNUAL
                                                                   FUND
                            MANAGEMENT   DISTRIBUTION   OTHER      OPERATING
 CLASS OF SHARES            FEES         (12B-1)FEES    EXPENSES   EXPENSES
--------------------------------------------------------------------------------
 PREMIER SHARES             0.10%        NONE           0.38%#      0.48%#
--------------------------------------------------------------------------------

* THE TABLE IS BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR. # RESTATED FROM THE MOST RECENT FISCAL YEAR TO REFLECT CURRENT EXPENSE ARRANGEMENTS.

The actual Other Expenses are expected to be 0.35% and Total Annual Fund Operating Expenses are not expected to exceed 0.45%. That is because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may terminate this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000

- you sell all your shares at the end of the period

- your investment has a 5% return each year

- you reinvested all your dividends, and

- the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                1 YR.      3 YRS.      5 YRS.      10 YRS.
--------------------------------------------------------------------------------
 PREMIER SHARES                 $49        $154        $269        $604
--------------------------------------------------------------------------------

JPMORGAN TAX FREE MONEY MARKET FUND

THE FUND'S OBJECTIVE

THE FUND AIMS TO PROVIDE THE HIGHEST POSSIBLE LEVEL OF CURRENT INCOME WHICH IS EXCLUDED FROM GROSS INCOME, WHILE STILL PRESERVING CAPITAL AND MAINTAINING LIQUIDITY.

THE FUND'S MAIN INVESTMENT STRATEGY
Under normal market conditions, the Fund will try to invest 100% of its assets in municipal obligations, the interest on which is excluded from gross income and which is not subject to the alternative minimum tax on individuals.

As a fundamental policy, the Fund will invest at least 80% of its assets in municipal obligations. The remaining 20% of total assets may be invested in securities which are subject to federal income tax or the federal alternative minimum tax for individuals. To temporarily defend its assets, the Fund may exceed this limit.

The Fund may also invest in municipal lease obligations. These provide participation in municipal lease agreements and installment purchase contracts.

The Fund invests only in securities issued and payable in U.S. dollars.

Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's advisers.

The dollar-weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those investments which have remaining maturities of 397 days or less.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of its non-fundamental investment policies (except its investment objective) without shareholder approval.

THE MAIN INVESTMENT RISKS
The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund's income or hurt its ability to preserve capital and liquidity.

JPMORGAN TAX FREE MONEY MARKET FUND

Under some circumstances, municipal obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

Interest on certain municipal obligations is subject to the federal alternate minimum tax. Normally, up to 20% of the Fund's total assets may be invested in securities that are subject to this tax. Consult your tax professional for more information.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions because of political and economic instability, the imposition of government controls, or regulations that don't match U.S. standards.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes it more susceptible to economic problems among the institutions issuing the securities. In addition, more than 25% of the Fund's assets may be invested in securities which rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments which affect those projects.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

[SIDENOTE]
INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE TAX FREE MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SECURITIES IN THE FUND'S PORTFOLIO MAY NOT EARN AS HIGH A CURRENT INCOME AS LONGER TERM OR LOWER-QUALITY SECURITIES.

                                             JPMORGAN TAX FREE MONEY MARKET FUND

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years.

The performance for the period before Premier Class Shares were launched in October 1990 is based upon the performance for the Vista Class Shares of the Fund.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

Past performance does not predict how this Fund will perform in the future.

The bars for 1989 and 1990 are based on the performance of the Vista Class
Shares.

[CHART]

YEAR-BY-YEAR RETURNS
           1990          5.50%
           1991          4.38%
           1992          2.83%
           1993          2.13%
           1994          2.46%
           1995          3.42%
           1996          3.04%
           1997          3.23%
           1998          3.05%
           1999          2.83%
           2000          3.71%

PERFORMANCE FROM 1/1/01 - 3/31/0 1: 0.76%
--------------------------------------------
  BEST QUARTER               1.44%
--------------------------------------------
                 4th quarter, 1990
--------------------------------------------
  WORST QUARTER              0.48%
--------------------------------------------
                 1st quarter, 1994

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDING DECEMBER 31, 2000
                                      PAST 1 YR.    PAST 5 YRS.   PAST 10 YRS.
--------------------------------------------------------------------------------
 PREMIER SHARES                       3.71%         3.17%         3.11%
--------------------------------------------------------------------------------

JPMORGAN TAX FREE MONEY MARKET FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):
--------------------------------------------------------------------------------
 NONE
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)*

                                                                   TOTAL ANNUAL
                                                                   FUND
                            MANAGEMENT DISTRIBUTION   OTHER        OPERATING
 CLASS OF SHARES            FEES       (12B-1) FEES   EXPENSES     EXPENSES
--------------------------------------------------------------------------------
 PREMIER SHARES             0.10%      NONE           0.41%#      0.51%#
--------------------------------------------------------------------------------

* THE TABLE IS BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR. # RESTATED FROM THE MOST RECENT FISCAL YEAR TO REFLECT CURRENT EXPENSE
  ARRANGEMENTS.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000

- you sell all your shares at the end of the period

- your investment has a 5% return each year

- you reinvested all your dividends, and

- the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                1 YR.      3 YRS.      5 YRS.      10 YRS.
--------------------------------------------------------------------------------
 PREMIER SHARES                 $52        $164        $285        $640
--------------------------------------------------------------------------------

THE FUNDS' INVESTMENT ADVISER

THE FUNDS' INVESTMENT ADVISER
J.P. Morgan Fleming Asset Management (USA), Inc. (JPMFAM) (USA)) is the investment adviser to the Funds and makes the day-to-day investment decisions for each Fund. JPMFAM (USA) is a wholly owned subsidiary of The Chase Manhattan Bank (Chase). JPMFAM (USA) provides the Funds with investment advice and supervision. JPMFAM (USA) provides discretionary investment services to institutional clients and is located at 1211 Avenue of the Americas New York, NY 10036.

Prior to February 28, 2001 the adviser to the Funds was Chase. For the fiscal year ended August 31, 2000, Chase was paid management fees (net of waivers) of 0.10% of the average daily net assets of each Fund.

HOW YOUR ACCOUNT WORKS

BUYING FUND SHARES
You don't pay any sales charge (sometimes called a load) when you buy shares in these funds. The price you pay for your shares is the net asset value per share
(NAV). NAV is the value of everything the Fund owns, minus everything it owes, divided by the number of shares held by investors. All of these Funds seek to maintain a stable NAV of $1.00. Each Fund uses the amortized cost to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV of each class of shares is generally calculated as of 6:00 p.m. eastern time each day the Funds are accepting purchase orders. You'll pay the next NAV calculated after the JPMorgan Funds Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.

The center accepts purchase orders on any business day that the Federal Reserve Bank of New York and the New York Stock Exchange are open. If you send us an order in proper form by a Fund's cut-off time, we'll process your order at that day's price and you'll be entitled to all dividends declared on that day. If we receive your order after the cut-off time, we'll generally process it at the next day's price, but we may process it that day if we receive it before 4:00 p.m. (Eastern time). If you pay by check before the cut-off time, we'll generally process your order the next day the Funds are open for business.

Normally, the cut-off (in Eastern time) is:

--------------------------------------------------------------------------------
 100% U.S. TREASURY SECURITIES
 MONEY MARKET FUND                             NOON

 TAX FREE MONEY
 MARKET FUND                                   NOON

 FEDERAL MONEY
 MARKET FUND II                                2:00 P.M.

 U.S. GOVERNMENT
 MONEY MARKET FUND                             4:00 P.M.

 PRIME MONEY
 MARKET FUND II                                5:00 P.M.

 TREASURY PLUS
 MONEY MARKET FUND                             4:00 P.M.
--------------------------------------------------------------------------------

A later cut-off time may be permitted for investors buying their shares (through Chase or a bank affiliate of Chase) so long as such later cut-off time is before the Fund's NAV is calculated. If you buy through an agent and not directly from the JPMorgan Funds Service Center, the agent could set earlier cut-off times. Each Fund can set an earlier cut-off time if the Public Securities Association recommends that the U.S. Government securities market close trading early.

You must provide a Taxpayer Identification Number when you open an account.

The Funds have the right to reject any purchase order.

QUALIFIED INVESTORS
Premier shares are available only to qualified investors. These are defined as institutions, trusts, partnerships, corporations and certain retirement plans and fiduciary accounts opened by a bank, trust company or thrift institution which has investment authority over such accounts.

                                                          HOW YOUR ACCOUNT WORKS

MINIMUM INVESTMENTS
First time investors must buy a minimum $100,000 worth of Premier Shares in a Fund to open an account. There are no minimum levels for subsequent purchases, but you must always have at least $100,000 in your account.

Make your check out to JPMorgan Funds in U.S. dollars. We won't accept credit cards, cash, or checks from a third party. You cannot sell your shares until your check has cleared, which could take 15 calendar days. If you buy through an Automated Clearing House, you can't sell your shares until the payment clears. That could take more than seven business days. Your purchase will be canceled if your check doesn't clear and you'll be responsible for any expenses and losses to the Funds. Orders by wire will be canceled if the JPMorgan Funds Service Center doesn't receive payment by the later of the Fund's cut-off time or 4:00 pm Eastern time on the day you buy.

OPENING YOUR ACCOUNT AND BUYING SHARES THROUGH YOUR INVESTMENT REPRESENTATIVE

Contact Warner Asset Management, Inc. at 1-724-742-4700.

Tell your representative which Funds you want to buy and he or she will contact us. Your representative may charge you a fee and may offer additional services, such as special purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Your representative may set different minimum investments and earlier cut-off times.

SELLING FUND SHARES
You can sell your shares by contacting Warner Asset Management, Inc. on any day the JPMorgan Funds Service Center is open for trading. You'll receive the next NAV calculated after the JPMorgan Funds Service Center accepts your order.

Under normal circumstances, if your request is received before a Fund's cut-off time, the Fund will send you the proceeds the next business day. We won't accept an order to sell shares if the Fund hasn't collected your payment for the shares. Each Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

You'll need to have your signature guaranteed if you want your payment sent to an address other than the one we have in our records. We may also need additional documents or a letter from a surviving joint owner before selling the shares.

SELLING SHARES THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative which Funds you want to sell. He or she will send the necessary documents to the Funds. Your representative might charge you for this service.

DISTRIBUTION ARRANGEMENTS
J.P. Morgan Fund Distributors Inc. (JPM) is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with Chase. The U.S. Government Money Market Fund has adopted a Rule 12b-1 distribution plan under which it pays up to 0.10% of its Premier Class assets in distributor fees.

HOW YOUR ACCOUNT WORKS

This payment covers such things as payments for services provided by broker-dealers and expenses connected to sale of shares. Payments are not tied to the amount of actual expenses incurred. Because 12b-1 expenses are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

OTHER INFORMATION CONCERNING THE FUNDS
We may close your account if the balance falls below $100,000 because you've sold shares. We may also close the account if you fail to meet investment minimums in 12 months. We'll give you 60 days notice before closing your account.

All transactions are to be processed through Warner Asset Management Inc. We are authorized to act on redemption and tranfer instructions received by phone. If someone trades on your account by phone, Warner Asset Management Inc. will take reasonable precautions to confirm the caller's identity, such as asking personal information. If we receive the correct information, we are generally authorized to follow the instructions. We'll take all reasonable precautions to confirm that the instructions are genuine. Call Warner Asset Management Inc. at 1-724-742-4700 for more details.

Investors agree that they will not hold a Fund liable for any loss or expenses from any sales request, if Warner Asset Management Inc. Fund takes reasonable precautions. The Funds will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

The Funds have agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of the Premier Shares of each Fund held by investors serviced by the shareholder servicing agent.

Chase and/or JPM may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. The amount may be up to an additional 0.10% annually of the average net assets of each Fund attributable to shares of the Fund held by customers of those shareholder servicing agents.

Each Fund may issue multiple classes of shares. This prospectus relates only to Premier shares of the Funds. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive different amount for each class.

Chase and its affiliates and the Funds and their affiliates, agents and subagents may share information about shareholders and their accounts with each other and with others unless this sharing is prohibited by contract. This information can be used for a variety

                                                          HOW YOUR ACCOUNT WORKS

of purposes, including offering investment and insurance products to shareholders.

DISTRIBUTIONS AND TAXES
The Funds can earn income and they can realize capital gain. The Funds deduct any expenses then pay out these earnings to shareholders as distributions.

The Funds declare dividends daily, so your shares can start earning dividends on the day you buy them. We distribute the dividends monthly in the form of additional shares, unless you tell us that you want payment in cash or deposited in a pre-assigned bank account. The taxation of dividends won't be affected by the form in which you receive them. We distribute any short-term capital gain at least annually. The Funds do not expect to realize long-term capital gain.

Dividends are usually taxable as ordinary income at the federal, state and local levels. Dividends of tax-exempt interest income by the Tax Free Funds are not subject to federal income taxes but will generally be subject to state and local taxes. The state or municipality where you live may not charge you state and local taxes on tax-exempt interest earned on certain bonds. Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares.

Early in each calendar year, the Funds will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

The above is only a general summary of tax implications of investing in these Funds. Please consult your tax adviser to see how investing in the Funds will affect your own tax situation.

SHAREHOLDER SERVICES

EXCHANGE PRIVILEGES
You can exchange your Premier shares for shares in certain other JPMorgan funds. For tax purposes, an exchange is treated as a sale of Fund shares. Carefully read the prospectus of the fund you want to buy before making an exchange. You'll need to meet any minimum investment requirements and may have to pay a sales charge. Call Warner Asset Management, Inc. at 1-724-742-4700 for details.

WHAT THE TERMS MEAN
COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DEMAND NOTES: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

DISTRIBUTION FEE: Covers the cost of the distribution system used to sell shares to the public.

DOLLAR WEIGHTED AVERAGE MATURITY: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

MANAGEMENT FEE: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MUNICIPAL LEASE OBLIGATIONS: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

MUNICIPAL OBLIGATIONS: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For securities to qualify as municipal obligations, the municipality's lawyers must give an opinion that the interest on them is not considered gross income for federal income tax purposes.

OTHER EXPENSES: Miscellaneous items, including transfer agency, administration, shareholder servicing, custody and registration fees.

REPURCHASE AGREEMENTS: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later for a set price. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: A fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

VARIABLE RATE SECURITIES: Securities whose interest rates are periodically adjusted.

FINANCIAL HIGHLIGHTS

The Financial Highlights tables are intended to help you understand the Funds' financial performance for each of the past five years (or for the periods since shares were first offered). The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions).

The following tables provide selected per share data and ratios for one Premier Class share outstanding throughout each period shown.

This information is supplemented by the financial statements including accompanying notes appearing in the Funds' Annual Report to Shareholders for the year ended August 31, 2000, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Funds or their Shareholder Servicing Agent.

The financial statements, which include the financial highlights, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.

JPMORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND

                                                                           Year       Year        Year        Year      6/3/96
                                                                          Ended      Ended       Ended       Ended     Through
PER SHARE OPERATING PERFORMANCE:                                        8/31/00    8/31/99     8/31/98     8/31/97    8/31/96*
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $1.00      $1.00       $1.00       $1.00       $1.00
-------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                 0.05       0.04        0.05        0.05        0.01

   Less distributions:
     Dividends from net investment income                                  0.05       0.04        0.05        0.05        0.01
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $1.00      $1.00       $1.00       $1.00       $1.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                              5.12%      4.40%       5.00%       4.91%       1.11%
===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                       $116        $24         $22          $6          $1
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets#                                  0.49%      0.50%       0.51%       0.55%       0.42%
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets#                     5.02%      4.22%       4.99%       4.80%       3.45%
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses without waivers, reimbursements and
  earnings credits to average net assets#                                 0.53%      0.56%       0.78%       0.80%       0.42%
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income without  waivers, reimbursements
 and earnings credits to average net assets#                              4.98%       4.16%      4.72%       4.55%       3.45%
-------------------------------------------------------------------------------------------------------------------------------

* Commencement of offering shares.

# Short periods have been annualized.

  Formerly Chase Vista 100% U.S. Treasury Securities Money Market Fund

JPMORGAN TREASURY PLUS MONEY MARKET FUND

                                                                           Year       Year        Year        Year        Year
                                                                          Ended      Ended       Ended       Ended       Ended
PER SHARE OPERATING PERFORMANCE:                                        8/31/00    8/31/99     8/31/98     8/31/97     8/31/96
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $1.00      $1.00       $1.00       $1.00       $1.00
-------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                 0.05       0.04        0.05        0.05        0.05

   Less distributions:
     Dividends from net investment income                                  0.05       0.04        0.05        0.05        0.05
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $1.00      $1.00       $1.00       $1.00       $1.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                               5.44%      4.54%       5.18%       4.98%       5.07%
===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                       $228       $476        $155        $131        $106
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                    0.45%      0.45%       0.46%       0.51%       0.52%
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                       5.28%      4.42%       5.06%       4.88%       4.85%
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses without waivers, reimbursements and
  earnings credits to average net assets                                   0.51%      0.50%       0.50%       0.53%       0.63%
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income without waivers, reimbursements
  and earnings credits to average net assets                               5.22%      4.37%       5.02%       4.86%       4.74%
-------------------------------------------------------------------------------------------------------------------------------

   Formerly Chase Vista Treasury Plus Money Market Fund

JPMORGAN FEDERAL MONEY MARKET FUND II

                                                                           Year       Year        Year        Year        Year
                                                                          Ended      Ended       Ended       Ended       Ended
PER SHARE OPERATING PERFORMANCE:                                        8/31/00    8/31/99     8/31/98     8/31/97     8/31/96
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $1.00      $1.00       $1.00       $1.00       $1.00
-------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                 0.05       0.05        0.05        0.05        0.05

   Less distributions:
     Dividends from net investment income                                  0.05       0.05        0.05        0.05        0.05
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $1.00      $1.00       $1.00       $1.00       $1.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                               5.50%      4.67%       5.22%       5.12%       5.14%
===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                       $279       $298        $313        $400        $249
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                    0.50%      0.50%       0.50%       0.50%       0.50%
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                       5.35%      4.56%       5.07%       5.01%       4.99%
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses without waivers, reimbursements and
  earnings credits to average net assets                                   0.50%      0.50%       0.51%       0.52%       0.52%
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income without waivers, reimbursements
  and earnings credits to average net assets                               5.35%      4.56%       5.06%       4.99%       4.97%
-------------------------------------------------------------------------------------------------------------------------------

   Formerly Chase Vista Federal Money Market Fund

JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND

                                                                           Year       Year        Year        Year        Year
                                                                          Ended      Ended       Ended       Ended       Ended
PER SHARE OPERATING PERFORMANCE:                                        8/31/00    8/31/99     8/31/98     8/31/97     8/31/96
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $1.00      $1.00       $1.00       $1.00       $1.00
-------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                 0.05       0.05         0.05       0.05        0.05

   Less distributions:
     Dividends from net investment income                                  0.05       0.05         0.05       0.05        0.05
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $1.00      $1.00        $1.00      $1.00       $1.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                               5.62%      4.70%       5.25%       5.08%       5.15%
===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                     $1,134       $922      $1,084        $837        $802
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                    0.45%      0.45%       0.48%       0.55%       0.55%
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net income to average net assets                                  5.50%      4.60%       5.12%       4.97%       5.04%
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses without waivers, reimbursements
  and earnings credits to average net assets                               0.58%      0.58%       0.60%       0.60%       0.59%
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income without waivers, reimbursements
  and earnings credits to average net assets                               5.37%      4.47%       5.00%       4.92%       5.00%
-------------------------------------------------------------------------------------------------------------------------------

   Formerly Chase Vista U.S. Government Money Market Fund

JPMORGAN PRIME MONEY MARKET FUND II

                                                                           Year       Year        Year        Year        Year
                                                                          Ended      Ended       Ended       Ended       Ended
PER SHARE OPERATING PERFORMANCE:                                        8/31/00    8/31/99     8/31/98     8/31/97     8/31/96
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $1.00      $1.00       $1.00       $1.00       $1.00
-------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                 0.06       0.05        0.05        0.05        0.05

   Less distributions:
     Dividends from net investment income                                  0.06       0.05        0.05        0.05        0.05
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $1.00      $1.00       $1.00       $1.00       $1.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                               5.81%      4.90%       5.44%       5.34%       5.32%
===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                     $1,841     $1,094        $590        $499        $419
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                    0.45%      0.45%       0.45%       0.45%       0.45%
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                       5.67%      4.77%       5.29%       5.17%       5.18%
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses without waivers, reimbursements
  and earnings credits to average net assets                               0.49%      0.49%       0.51%       0.53%       0.51%
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income without waivers, reimbursements
  and earnings credits to average net assets                               5.63%      4.73%       5.23%       5.09%       5.12%
-------------------------------------------------------------------------------------------------------------------------------

   Formerly Chase Vista Prime Money Market Fund

JPMORGAN TAX FREE MONEY MARKET FUND

                                                                           Year       Year        Year        Year        Year
                                                                          Ended      Ended       Ended       Ended       Ended
PER SHARE OPERATING PERFORMANCE:                                        8/31/00    8/31/99     8/31/98     8/31/97     8/31/96
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $1.00      $1.00       $1.00       $1.00       $1.00
-------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                 0.03       0.03        0.03        0.03        0.03

   Less distributions:
     Dividends from net investment income                                  0.03       0.03        0.03        0.03        0.03
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $1.00      $1.00       $1.00       $1.00       $1.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                               3.41%      2.78%       3.17%       3.19%       3.12%
===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                       $120       $130        $133        $105        $145
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                    0.55%      0.54%       0.53%       0.53%       0.58%
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                       3.40%      2.74%       3.10%       3.13%       3.08%
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses without waivers, reimbursements
  and earnings credits to average net assets                               0.59%      0.56%       0.53%       0.53%       0.73%
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income without waivers, reimbursements
  and earnings credits to average net assets                               3.26%      2.72%       3.10%       3.13%       2.93%
-------------------------------------------------------------------------------------------------------------------------------

   Formerly Chase Vista Tax Free Money Market Fund

HOW TO REACH US

MORE INFORMATION
You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about each Fund's investments and performance.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. This means, by law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-724-742-4700 or writing to:

WARNER ASSET MANAGEMENT, INC.
20206 ROUTE 19
SUITE 300
CRANBERRY TOWNSHIP, PA 16066-6106

If you buy your shares through The Chase Manhattan Bank or another institution, you should contact that institution directly for more information. You can also find information online at www.chasevista.com on the internet.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They'll charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you're there.

PUBLIC REFERENCE SECTION OF THE SEC
WASHINGTON, DC 20549-0102
1-202-942-8090
EMAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds is also available on the SEC's website at http://www.sec.gov.

The Fund's Investment Company Act File No. is 811-8358.



                        JPMorgan Funds Fulfillment Center
                                393 Manley Street
                         West Bridgewater, MA 02379-1039



                                                                       PL7-1-601